Document And Entity Information	Nov. 10, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 10, 2021
Entity Registrant Name	Vera Therapeutics, Inc.
Entity Central Index Key	0001831828
Entity Emerging Growth Company	true
Entity File Number	001-40407
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	81-2744449
Entity Address, Address Line One	170 Harbor Way, 3rd Floor
Entity Address, City or Town	South San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94080
City Area Code	(650)
Local Phone Number	770-0077
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	false
Title of 12(b) Security	Class A common stock, $0.001 par value per share
Trading Symbol	VERA
Security Exchange Name	NASDAQ